Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
401 (k) Plan
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i, Schedule of Assets (Held At End of Year)

Renasant Bank 401(k) Plan
Employer Identification Number: 64-0220550 / Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
December 31, 2025
(In Thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Equity and fixed income mutual funds
	American Century	Small Cap Growth R6	***	$3,703
	Baird	Core Plus Bond Institutional	***	4,338
	Brandywine GLOBAL	High Yield IS	***	1,328
	Buffalo	International Institutional	***	1,008
	Dodge & Cox	Stock Fund Class I	***	2,942
**	Federated	Government Obligation Premier	***	19,242
**	Federated	Hermes Intl Small-Mid Co FD	***	3,584
**	Federated	MDT Large Cap Growth R6	***	14,078
**	Federated	Total Return Bond R6	***	3,095
	JP Morgan	Core Bond R6	***	3,777
	JP Morgan	Growth Advantage R6	***	23,543
	JP Morgan	Hedged Equity R6	***	10,171
	JP Morgan	Undiscovered MGRS Behavioral Value L	***	3,185
	Matthews Asia	Small Companies Institutional	***	926
	MFS	Mid Cap Value R6	***	1,944
	Putnam	Large Cap Value R6	***	4,190
	T. Rowe Price	Retirement 2015	***	1,473
	T. Rowe Price	Retirement 2020	***	3,768
	T. Rowe Price	Retirement 2025	***	13,642
	T. Rowe Price	Retirement 2030	***	21,885
	T. Rowe Price	Retirement 2035	***	16,644
	T. Rowe Price	Retirement 2040	***	16,305
	T. Rowe Price	Retirement 2045	***	13,899
	T. Rowe Price	Retirement 2050	***	9,737
	T. Rowe Price	Retirement 2055	***	8,864
	T. Rowe Price	Retirement 2060	***	4,780
	T. Rowe Price	Retirement 2065	***	3,001
	Value Line	Mid Cap Focused Institutional	***	5,018
	Vanguard	Developed Markets Index Admiral	***	5,045
	Vanguard	Large Cap Index Admiral	***	19,484
	Vanguard	Mid Cap Index Admiral	***	6,066
	Vanguard	Small Cap Index Fund Admiral	***	7,406
	Vanguard	Total Intl Stock Index Admiral	***	4,416
	Vanguard	Total Stock MRK Index Admiral	***	24,639
				$287,126

Renasant Bank 401(k) Plan
Employer Identification Number: 64-0220550 / Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
December 31, 2025
(In Thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Separately managed accounts (fund of funds)

*/**	Renasant Bank Income Account:
	American Century	Small Cap Growth R6	***	$168
	Baird	Core Plus Bond Institutional	***	628
	Brandywine GLOBAL	High Yield IS	***	113
	Buffalo	International Fund Institutional	***	67
	Cohen & Steers	Real Estate Securities Z	***	112
	Dodge & Cox	Stock Fund Class I	***	157
	Federated	Government Obligation Premier	***	450
	Federated	Hermes International Small-Mid Company	***	56
	Federated	Hermes Total Return Bond R6	***	630
	Federated	MDT Large Cap Growth R6	***	157
	First Eagle	Global I	***	56
	Hartford	International Value R6	***	67
	JP Morgan	Core Bond R6	***	628
	JP Morgan	Global Bond Opportunities R6	***	504
	JP Morgan	Growth Advantage R6	***	157
	JP Morgan	Hedged Equity R6	***	112
	JP Morgan	Undiscovered Mgrs Behavioral	***	168
	Matthews Asia	Emerging Markets Small Co	***	168
	MFS	Mid Cap Value R6	***	168
	Pimco	Income International	***	473
	Putnam	Large Cap Value R6	***	157
	Schwab	Treasury Inflation Report	***	168
	Value Line	Mid Cap Focused Fund Institutional	***	56
	Vanguard	Developed Markets Index Admiral Class	***	34
	Vanguard	Large Cap Index Admiral Class	***	157
	Total Renasant Bank Income Fund			$5,611

*/**	Renasant Bank Conservative Growth Account:
	American Century	Small Cap Growth R6	***	$769
	Baird	Core Plus Bond Institutional	***	1,846
	Brandywine GLOBAL	High Yield IS	***	193
	Buffalo	International Fund Institutional	***	413
	Cohen & Steers	Real Estate Securities Z	***	384
	Dodge & Cox	Stock Fund Class I	***	606
	Federated	Government Obligation Premier	***	1,157
	Federated	Hermes International Small-Mid Company	***	384
	Federated	Hermes Total Return Bond R6	***	1,853

Renasant Bank 401(k) Plan
Employer Identification Number: 64-0220550 / Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
December 31, 2025
(In Thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Federated	MDT Large Cap Growth R6	***	702
	First Eagle	Global I	***	192
	Hartford	International Value R6	***	356
	JP Morgan	Core Bond R6	***	1,846
	JP Morgan	Global Bond Opportunities R6	***	1,538
	JP Morgan	Growth Advantage R6	***	702
	JP Morgan	Hedged Equity R6	***	384
	JP Morgan	Undiscovered Mgrs Behavioral	***	769
	Matthews Asia	Emerging Markets Small Co	***	769
	MFS	Mid Cap Value R6	***	192
	Pimco	Income International	***	1,391
	Putnam	Large Cap Value R6	***	606
	Schwab	Treasury Inflation Report	***	577
	Value Line	Mid Cap Focused Fund Institutional	***	769
	Vanguard	Developed Markets Index Admiral Class	***	192
	Vanguard	Large Cap Index Admiral Class	***	654
	Total Renasant Bank Conservative Growth Plan			$19,244

*/**	Renasant Bank Moderate Growth Account:
	American Century	Small Cap Growth R6	***	$736
	Baird	Core Plus Bond Institutional	***	1,472
	Brandywine GLOBAL	High Yield IS	***	185
	Buffalo	International Fund Institutional	***	521
	Cohen & Steers	Real Estate Securities Z	***	552
	Dodge & Cox	Stock Fund Class I	***	635
	Federated	Government Obligation Premier	***	738
	Federated	Hermes International Small-Mid Company	***	552
	Federated	Hermes Total Return Bond R6	***	1,478
	Federated	MDT Large Cap Growth R6	***	911
	First Eagle	Global I	***	368
	Hartford	International Value R6	***	362
	JP Morgan	Core Bond R6	***	1,472
	JP Morgan	Global Bond Opportunities R6	***	1,104
	JP Morgan	Growth Advantage R6	***	910
	JP Morgan	Hedged Equity R6	***	552
	JP Morgan	Undiscovered Mgrs Behavioral	***	736
	Matthews Asia	Emerging Markets Small Co	***	920
	MFS	Mid Cap Value R6	***	184
	Pimco	Income International	***	1,109

Renasant Bank 401(k) Plan
Employer Identification Number: 64-0220550 / Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
December 31, 2025
(In Thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Putnam	Large Cap Value R6	***	635
	Schwab	Treasury Inflation Report	***	368
	Value Line	Mid Cap Focused Fund Institutional	***	920
	Vanguard	Developed Markets Index Admiral Class	***	221
	Vanguard	Large Cap Index Admiral Class	***	773
	Total Renasant Bank Moderate Growth Plan			$18,414

*/**	Renasant Bank Growth Account:
	American Century	Small Cap Growth R6	***	$670
	Baird	Core Plus Bond Institutional	***	786
	Brandywine GLOBAL	High Yield IS	***	135
	Buffalo	International Fund Institutional	***	431
	Cohen & Steers	Real Estate Securities Z	***	402
	Dodge & Cox	Stock Fund Class I	***	569
	Federated	Government Obligation Premier	***	403
	Federated	Hermes International Small-Mid Company	***	402
	Federated	Hermes Total Return Bond R6	***	788
	Federated	MDT Large Cap Growth R6	***	770
	First Eagle	Global I	***	268
	Hartford	International Value R6	***	319
	JP Morgan	Core Bond R6	***	786
	JP Morgan	Global Bond Opportunities R6	***	669
	JP Morgan	Growth Advantage R6	***	770
	JP Morgan	Hedged Equity R6	***	402
	JP Morgan	Undiscovered Mgrs Behavioral	***	669
	Matthews Asia	Emerging Markets Small Co	***	804
	MFS	Mid Cap Value R6	***	268
	Pimco	Income International	***	592
	Putnam	Large Cap Value R6	***	569
	Schwab	Treasury Inflation Report	***	268
	Value Line	Mid Cap Focused Fund Institutional	***	803
	Vanguard	Developed Markets Index Admiral Class	***	187
	Vanguard	Large Cap Index Admiral Class	***	670
	Total Renasant Bank Growth Plan			$13,400

*/**	Renasant Bank Aggressive Growth Account:
	American Century	Small Cap Growth R6	***	$696
	Baird	Core Plus Bond Institutional	***	557
	Buffalo	International Fund Institutional	***	500

Renasant Bank 401(k) Plan
Employer Identification Number: 64-0220550 / Plan Number: 004
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)
December 31, 2025
(In Thousands)

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(d) Cost	(e) Current Value

	Cohen & Steers	Real Estate Securities Z	***	417
	Dodge & Cox	Stock Fund Class I	***	758
	Federated	Government Obligation Premier	***	419
	Federated	Hermes International Small-Mid Company	***	556
	Federated	Hermes Total Return Bond R6	***	559
	Federated	MDT Large Cap Growth R6	***	968
	First Eagle	Global I	***	278
	Hartford	International Value R6	***	390
	JP Morgan	Core Bond R6	***	557
	JP Morgan	Global Bond Opportunities R6	***	557
	JP Morgan	Growth Advantage R6	***	969
	JP Morgan	Hedged Equity R6	***	417
	JP Morgan	Undiscovered Mgrs Behavioral	***	695
	Matthews Asia	Emerging Markets Small Co	***	976
	MFS	Mid Cap Value R6	***	278
	Pimco	Income International	***	420
	Putnam	Large Cap Value R6	***	757
	Schwab	Treasury Inflation Report	***	139
	Value Line	Mid Cap Focused Fund Institutional	***	974
	Vanguard	Developed Markets Index Admiral Class	***	222
	Vanguard	Large Cap Index Admiral Class	***	863
	Total Renasant Bank Aggressive Growth Plan			$13,922

	Total Separately managed accounts (fund of funds)			$70,591

	Common stock fund
**	Renasant Corporation	Common Stock	***	$23,890

	Receivables
**	Notes Receivable from Participants	Range of interest rates from 4.25% to 9.50% with maturity dates through 2035	***	$5,316

	Total			$386,923

*    Asset allocation plan administered by Renasant Trust Division-not a registered equity mutual fund under the Investment Company Act of 1940, as amended.
**        Denotes party-in-interest.
*** Cost information has been omitted for participant-directed investments.